Cash and Cash Equivalents and Investment Securities - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Disclosure of detailed information about borrowings [abstract]
Short-term bank deposits	$ 4,685	$ 6,542
Treasury Bills	0	1,050
Cash and bank accounts	5,288	4,505
Cash and cash equivalents	9,973	12,097
Bank overdrafts	(83)	(53)
Total	$ 9,890	$ 12,043	[1]	$ 15,247		$ 7,169

[1]	Amended to conform to 2022 presentation.